SUBSEQUENT EVENTS (Details) (Subsequent events., Demon, USD $) In Thousands, unless otherwise specified	0 Months Ended
	Feb. 06, 2015	Feb. 06, 2015
Subsequent events. | Demon
Subsequent Event [Line Items]
Equity Interest (in percent)	30.00%	30.00%
Consideration	$ 2,100